OTHER CURRENT LIABILITIES (Schedule of Accrued Warranty Costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Other current liabilities	$ 11,238	$ 8,080
Other long-term liabilities	564	443
Accrued warranty costs	$ 11,802	$ 8,523	$ 10,630